Finance Receivables -- Delinquent and Nonperforming Finance Receivables (Details) (10-Q) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Net finance receivables:
Net finance receivables	$ 13,870,000,000	$ 154,000,000	$ 6,483,000,000
Total 60-plus delinquent finance receivables	488,000,000
OneMain Holdings Inc [Member]
Net finance receivables:
Net finance receivables	$ 13,870,000,000	15,390,000,000	$ 6,483,000,000
Total 60-plus delinquent finance receivables		$ 454,000,000
Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	90 days	90 days
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	60 days	60 days
Nonperforming Financial Instruments [Member]
Net finance receivables:
Net finance receivables	$ 336,000,000	$ 282,000,000
Nonperforming Financial Instruments [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Net finance receivables	23,000,000	18,000,000
Nonperforming Financial Instruments [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Net finance receivables	93,000,000	75,000,000
Nonperforming Financial Instruments [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Net finance receivables	118,000,000	116,000,000
Nonperforming Financial Instruments [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Net finance receivables	102,000,000	73,000,000
Performing Financial Instruments [Member]
Net finance receivables:
Net finance receivables	13,534,000,000	15,277,000,000
Performing Financial Instruments [Member] | Financing Receivables, Current, and Less than 30 Days Past Due, and Still Accruing [Member]
Net finance receivables:
Net finance receivables	13,157,000,000	14,873,000,000
Performing Financial Instruments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Net finance receivables	152,000,000	172,000,000
Performing Financial Instruments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Net finance receivables	$ 225,000,000	232,000,000
Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	90 days
Net finance receivables:
Net finance receivables	$ 201,000,000	538,000,000
Total 60-plus delinquent finance receivables	35,000,000	39,000,000
Real Estate Loan [Member] | Nonperforming Financial Instruments [Member]
Net finance receivables:
Net finance receivables	28,000,000	20,000,000
Real Estate Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Net finance receivables	20,000,000	13,000,000
Real Estate Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Net finance receivables	2,000,000	2,000,000
Real Estate Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Net finance receivables	3,000,000	3,000,000
Real Estate Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Net finance receivables	3,000,000	2,000,000
Real Estate Loan [Member] | Performing Financial Instruments [Member]
Net finance receivables:
Net finance receivables	173,000,000	518,000,000
Real Estate Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, Current, and Less than 30 Days Past Due, and Still Accruing [Member]
Net finance receivables:
Net finance receivables	152,000,000	486,000,000
Real Estate Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Net finance receivables	7,000,000	19,000,000
Real Estate Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Net finance receivables	$ 14,000,000	13,000,000
Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Net finance receivables:
Net finance receivables	$ 13,000,000	23,000,000
Total 60-plus delinquent finance receivables	$ 0	1,000,000
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	90 days
Net finance receivables:
Net finance receivables	$ 0	1,000,000
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	0
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	0
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	0
Credit Card Receivable [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	1,000,000
Credit Card Receivable [Member] | Performing Financial Instruments [Member]
Net finance receivables:
Net finance receivables	13,000,000	22,000,000
Credit Card Receivable [Member] | Performing Financial Instruments [Member] | Financing Receivables, Current, and Less than 30 Days Past Due, and Still Accruing [Member]
Net finance receivables:
Net finance receivables	13,000,000	22,000,000
Credit Card Receivable [Member] | Performing Financial Instruments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	0
Credit Card Receivable [Member] | Performing Financial Instruments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Net finance receivables	$ 0	$ 0
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	90 days	180 days
Net finance receivables:
Net finance receivables	$ 13,656,000,000	$ 13,295,000,000
Total 60-plus delinquent finance receivables	453,000,000	348,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member]
Net finance receivables:
Net finance receivables	308,000,000	221,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Net finance receivables	3,000,000	4,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Net finance receivables	91,000,000	62,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Net finance receivables	115,000,000	97,000,000
Consumer Loan [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Net finance receivables	99,000,000	58,000,000
Consumer Loan [Member] | Performing Financial Instruments [Member]
Net finance receivables:
Net finance receivables	13,348,000,000	13,074,000,000
Consumer Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, Current, and Less than 30 Days Past Due, and Still Accruing [Member]
Net finance receivables:
Net finance receivables	12,992,000,000	12,777,000,000
Consumer Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Net finance receivables	145,000,000	127,000,000
Consumer Loan [Member] | Performing Financial Instruments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Net finance receivables	211,000,000	170,000,000
Spring Castle Portfolio [Member]
Net finance receivables:
Net finance receivables	0	1,703,000,000
Total 60-plus delinquent finance receivables	0	66,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member]
Net finance receivables:
Net finance receivables	0	40,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	1,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	11,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	16,000,000
Spring Castle Portfolio [Member] | Nonperforming Financial Instruments [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	12,000,000
Spring Castle Portfolio [Member] | Performing Financial Instruments [Member]
Net finance receivables:
Net finance receivables	0	1,663,000,000
Spring Castle Portfolio [Member] | Performing Financial Instruments [Member] | Financing Receivables, Current, and Less than 30 Days Past Due, and Still Accruing [Member]
Net finance receivables:
Net finance receivables	0	1,588,000,000
Spring Castle Portfolio [Member] | Performing Financial Instruments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Net finance receivables	0	26,000,000
Spring Castle Portfolio [Member] | Performing Financial Instruments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Net finance receivables	$ 0	$ 49,000,000